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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         5/14/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                        --------------------

Form 13F Information Table Entry Total:             36
                                        --------------------

Form 13F Information Table Value Total:     68,611,974.95
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 3/31/2009


      COLUMN 1                      COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8
---------------------            -------------  ---------   ------------  --------- -----------------      ----------------------
                                                                                        INVESTMENT           VOTING AUTHORITY
                                                                                        DISCRETION                (SHARES)
                                                                                    ------------------     ----------------------
                                                                                                SHARED
                                     TITLE                     VALUE       SHRS OR  SOLE SHARED  OTHER      SOLE   SHARED   NONE
   NAME OF ISSUER                  OF CLASS       CUSIP       (x$1000)     PRN AMT  (A)   (B)     (C)  MGR  (A)     (B)     (C)
---------------------            -------------  ---------  -------------  --------- ---- ------ ------ --- ------- ------- ------
EXXON MOBIL CORP                 Common Stocks  30231G102   3,506,789.46     51,485  X              X       47,474          4,011
HEWLETT PACKARD CO               Common Stocks  428236103   3,327,188.97    103,704  X              X       97,175          6,529
MICROSOFT CORP                   Common Stocks  594918104   3,291,653.49    179,074  X              X      165,071         14,003
INTEL CORPORATION                Common Stocks  458140100   3,226,214.71    214,437  X              X      199,901         14,536
UNITED TECHNOLOGIES CORP         Common Stocks  913017109   3,084,532.38     71,698  X              X       66,747          4,951
NOVARTIS AG - ADR                Common Stocks  66987V109   2,889,425.67     76,397  X              X       71,342          5,055
JOHNSON & JOHNSON                Common Stocks  478160104   2,853,057.57     54,251  X              X       49,812          4,439
MEDTRONIC                        Common Stocks  585055106   2,766,016.17     93,813  X              X       87,865          5,948
BECTON DICKINSON                 Common Stocks  075887109   2,682,539.80     39,895  X              X       37,248          2,647
PEPSICO INC                      Common Stocks  713448108   2,645,396.87     51,381  X              X       47,788          3,593
CVS/ CAREMARK CORPORATION        Common Stocks  126650100   2,575,945.28     93,623  X              X       88,644          4,979
AT&T INC                         Common Stocks  00206R102   2,533,073.40    100,486  X              X       88,876         11,610
WAL-MART STORES                  Common Stocks  931142103   2,497,705.36     47,952  X              X       43,410          4,542
PROCTER & GAMBLE                 Common Stocks  742718109   2,443,648.55     51,871  X              X       47,807          4,064
AUTOMATIC DATA PROCESSING        Common Stocks  053015103   2,323,097.40     66,053  X              X       62,206          3,847
ABBOTT LABS                      Common Stocks  002824100   2,243,873.71     47,075  X              X       43,732          3,343
COCA-COLA CO                     Common Stocks  191216100   2,026,789.03     46,102  X              X       41,805          4,297
CHEVRON CORPORATION              Common Stocks  166764100   1,884,811.78     28,023  X              X       25,124          2,899
WELLS FARGO CO                   Common Stocks  949746101   1,845,402.20    129,172  X              X      117,214         11,958
AIR PRODUCTS & CHEMICALS INC     Common Stocks  009158106   1,819,592.54     32,327  X              X       30,209          2,118
COLGATE-PALMOLIVE CO             Common Stocks  194162103   1,689,148.08     28,636  X              X       26,876          1,760
CONOCOPHILLIPS                   Common Stocks  20825C104   1,579,033.32     40,312  X              X       37,023          3,289
LOWES COS INC                    Common Stocks  548661107   1,546,957.05     84,678  X              X       77,628          7,050
EATON CORP                       Common Stocks  278058102   1,537,770.83     41,640  X              X       38,915          2,725
NYSE EURONEXT                    Common Stocks  629491101   1,495,503.12     83,396  X              X       78,694          4,702
TARGET CORP                      Common Stocks  87612E106   1,464,461.64     42,526  X              X       39,891          2,635
BANK NEW YORK MELLON CORP        Common Stocks  064058100   1,460,216.65     51,665  X              X       48,031          3,634
AFLAC                            Common Stocks  001055102   1,383,310.26     71,277  X              X       66,962          4,315
3M COMPANY                       Common Stocks  88579Y101   1,325,009.18     26,632  X              X       24,724          1,908
DISNEY WALT PRODUCTIONS          Common Stocks  254687106   1,134,272.40     62,405  X              X       58,191          4,214
GENERAL ELECTRIC                 Common Stocks  369604103     345,731.67     34,197  X              X       22,000         12,197
INTERNATIONAL BUSINESS MACHINES  Common Stocks  459200101     332,720.26      3,434  X              X        3,000            434
MCDONALDS CORP                   Common Stocks  580135101     306,137.70      5,610  X              X        5,000            610
U S BANCORP                      Common Stocks  902973304     247,318.08     16,928  X              X       13,000          3,928
PFIZER INC                       Common Stocks  717081103     220,630.38     16,199  X              X       11,700          4,499
CAPITAL TRUST - CL A             Common Stocks  14052H506      77,000.00     70,000  X                      70,000              -

TOTAL                                                      68,611,974.95  2,258,354